LEASES (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Finance Lease Cost
Amortization of Finance Lease Right-of-Use Assets	$ 1,105,689	$ 2,752,022
Interest on Lease Liabilities	6,068,291	6,262,019
Operating Lease Cost	27,700,475	26,150,479
Total Lease Expenses	34,874,455	35,164,520
Gain on Sale and Leaseback Transactions, Net		(704,207)
Cash Paid for Amount Includedin the Measurementof Lease Liabilities:
Financing Cash Flow from Financing Leases	1,201,609	1,785,282
Operating Cash Flow from Operating Leases	21,318,700	24,003,931
Non Cash Additional to Right-of-Use Assets and Lease Liabilities
Recognition of Right-of-Use Assets for Finance Leases		45,614,041
Recognition of Right-of-Use Assets for Operating Leases		$ 152,141,639
Weighted-Average Remaining Lease Term (Years) - Finance Leases	46 years	48 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7 years	9 years
Weighted-Average Discount Rate - Finance Leases	17.88%	10.68%
Weighted-Average Discount Rate - Operating Leases	12.93%	12.15%